Warrants - Schedule of Warrants Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Number of warrants, Balance, beginning of year	12,436,301
Number of warrants, Issuance	60,697,999	12,436,301
Number of warrants, Exercise	(15,450,693)
Number of warrants, Balance, end of period	57,683,607	12,436,301
Weighted average price, Balance, beginning of year	$ 0.52
Weighted average price, Issuance	0.21	0.52
Weighted average price, Exercise	(0.19)
Weighted average price, Balance, end of period	$ .22	$ 0.52